UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period:   12/31/12

Item 1.  Reports to Stockholders.

SCA ABSOLUTE RETURN FUND

INVESTOR SHARES - SCARX

SCA DIRECTIONAL FUND

INVESTOR SHARES - SCADX

SEMI-ANNUAL REPORT

December 31, 2012

1-855-282-1100

www.sca-funds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the SCA Absolute Return Fund and the SCA Directional Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

January 31, 2013

Shareholder Letter for the December 31, 2012 Semi-Annual Report

SCA Absolute Return Fund (SCARX)

SCA Directional Fund (SCADX)

Investment Philosophy

SCARX

The Fund's investment objective is to generate positive absolute returns with less volatility than traditional equity markets.  The Fund's investment policy targets capital appreciation with an emphasis on capital preservation.

SCADX

The Fund's investment objective is to generate returns similar to equities with less volatility than traditional equity markets.  The Fund's investment policy targets diverse investments in the global securities markets using tactical and hedging strategies.

Performance Summary – Q3 & Q4 2012

Global equity markets were strong during the third quarter of 2012 as markets correctly anticipated an additional round of quantitative easing (QE3) by the Federal Reserve.  The Fed’s commitment to expand the money supply into the foreseeable future helped to alleviate investor’s concerns over a potential economic slowdown.  Equity markets also reacted positively to optimism for a resolution in Europe, although it is apparent that a significant economic slowdown is under way.  The SCA Funds benefited from exposure to equities, credit and global macro strategies during the quarter and outperformed their respective benchmarks.  For the quarter, SCARX returned +2.02% compared to +1.45% for the HFRX Global Hedge Fund Index and SCADX returned +2.69% compared to +2.18 for the HFRX Equity Hedge Index.

During the fourth quarter of 2012, markets experienced volatile swings as investors dealt with a variety of issues ranging from the US elections to concerns over whether or not Congress and the President would agree on legislation to avoid the “fiscal cliff”, a combination of tax hikes and spending cuts that could send an already fragile economy into a recession.  In the end, a volatile quarter finished with equity markets in slightly negative territory and fixed income markets with a nominal gain.   The SCA Funds were relatively flat during the fourth quarter as gains from equity exposures were off-set by losses from managed futures and global macro strategies.  For the quarter, SCARX returned -0.51% compared to +0.80% for the HFRX Global Hedge Fund Index and SCADX returned +0.12% compared to +1.37% for the HFRX Equity Hedge Index.

Outlook

The market will be focused on a number of key issues as we head into 2013.  Even though the “fiscal cliff” was avoided, Congress and the President have several key topics to address, including the debt ceiling and a budget resolution, which has deadlines prior to the end of March.  Investors will also be watching if corporate profits in the U.S. continue to weaken during the first earnings season of 2013 and whether or not Europe will continue a path towards stability or unravel as we saw in the second quarter of 2012.

Against this back-drop, we continue to be positioned more directionally through a slightly greater long equity bias in SCADX but have taken a more defensive posture in SCARX by reducing overall net equity exposure and maintaining less volatile positions.  As always, the core of the Funds will continue to be managed in a diversified, multi strategy manner.

Best regards,

Gary Price, Managing Director

Genesis Capital LLC

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. The HFRX Indices are compiled by Hedge Fund Research, Inc. and are not investable products.

The HFRX Equity Hedge Index is designed to be representative of equity hedge strategies which maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. The referenced index is shown for general market comparisons and is not meant to represent the Fund. Investors cannot invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

0355-NLD-2/4/2013

SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012
			Shares	Value
COMMON STOCKS - 22.0%
AEROSPACE/DEFENSE - 0.4%
Exelis Inc.			2,130	$ 24,005
L-3 Communications Holdings, Inc.			1,200	91,944
Triumph Group, Inc.			1,400	91,420
				207,369
AIRLINES - 0.2%
JetBlue Airways Corp.*			14,300	81,652
US Airways Group, Inc.*			1,188	16,038
				97,690
AGRICULTURE - 0.1%
Philip Morris International, Inc. ^			848	70,927

APPAREL - 0.2%
Coach, Inc.			1,230	68,277
Sketchers USA, Inc. - CL-A*			1,511	27,954
				96,231
AUTO MANUFACTURERS - 0.7%
Ford Motor Co. ^			14,400	186,480
General Motors Co. ^*			5,000	144,150
				330,630
AUTO PARTS & EQUIPMENT - 0.2%
American Axle & Manufacturing Holdings, Inc. ^*			5,550	62,160
Cooper-Standard Holding, Inc. ^*			290	10,440
Lear Corp.			950	44,498
				117,098
BANKS - 1.8%
Banco Latinoamericano de Expor			1,760	37,946
Capital One Financial Corp. ^			2,100	121,652
Citigroup, Inc.			2,000	79,120
Goldman Sachs Group, Inc.			1,000	127,560
JPMorgan Chase & Co. ^			3,300	145,100
Morgan Stanley ^			7,000	133,839
Regions Financial Corp.			9,140	65,077
Wells Fargo & Co.			5,000	170,900
				881,194
BEVERAGES - 0.3%
Beam, Inc. ^			700	42,763
Embotelladora Andina SA			2,010	76,320
PepsiCo, Inc. ^			445	30,451
				149,534
BIOTECHNOLOGY - 0.3%
Amarin Corp. PLC - ADR ^*			5,062	40,952
Gilead Sciences, Inc. *			580	42,601
Life Technologies Corp. *			1,370	67,240
Myriad Genetics, Inc.*			690	18,803
				169,596
The accompanying notes are an integral part of these financial statements.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
			Shares	Value
BUILDING MATERIALS - 0.5%
Apogee Enterprises, Inc. ^			352	$ 8,437
Headwaters Inc.*			3,727	31,903
Martin Marietta Materials, Inc. ^			900	84,851
Simpson Manufacturing Co., Inc.			3,158	103,551
				228,742
CHEMICALS - 0.4%
Air Products & Chemicals, Inc.			830	69,737
Huntsman Corp. ^			2,525	40,148
RPM International, Inc.			2,470	72,519
				182,404
COMMERCIAL SERVICES - 0.8%
Euronet Services, Inc.*			1,562	36,863
Grand Canyon Education, Inc. ^*			794	18,635
Iron Mountain, Inc. ^			2,030	63,032
K12, Inc. ^*			3,008	61,484
Lender Process Services			1,500	36,930
Monster Worldwide, Inc. ^*			2,604	14,634
Quanta Services, Inc. ^*			1,435	39,161
United Rentals, Inc. ^*			1,326	60,360
Western Union Co.			3,790	51,582
				382,681
COMPUTERS - 1.3%
Apple Inc. ^			303	161,507
Cognizant Technology Solutions Corp. - Cl. A ^*			2,160	159,948
EMC Corp ^*			3,900	98,670
Fortinet, Inc. ^*			2,852	60,092
Seagate Technology PLC ^			2,785	84,887
Teradata Corp. ^*			1,039	64,304
				629,408
DISTRIBUTION/WHOLESALES - 0.1%
Arrow Electronics, Inc.*			1,238	47,143

DIVERSIFIED FINANCIAL SERVICES - 1.4%
American Express Co.			1,500	86,220
Ellie Mae, Inc. ^*			5,396	149,738
Ellington Financial LLC			20,730	465,595
				701,553
ELECTRIC - 0.1%
GDF Suez			3,350	70,484

ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
Hubbell, Inc.			760	64,319
Littelfuse, Inc.			900	55,539
				119,858
The accompanying notes are an integral part of these financial statements.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
			Shares	Value
ELECTRONICS - 0.3%
OSI Systems, Inc. ^*			527	$ 33,749
TE Connectivity Ltd.			1,460	54,195
Thermo Fisher Scientific, Inc.			1,080	68,882
				156,826
ENGINEERING & CONSTRUCTION - 0.1%
MYR Group, Inc.*			635	14,129

ENTERTAINMENT - 0.1%
Regal Entertainment Group - Cl. A ^			3,530	49,244

HEALTHCARE-PRODUCTS - 0.2%
Conceptus, Inc. ^*			1,769	37,167
Guided Therapeutics, Inc. ^*			23,019	15,653
Patterson Cos, Inc.			1,950	66,749
				119,569
HEALTHCARE-SERVICES - 0.1%
Capital Senior Living Corp.*			1,216	22,727

HOME BUILDERS - 0.2%
Brookfield Residential Properties, Inc. *			5,480	98,311
Lennar Corp.			961	37,162
				135,473
INSURANCE - 0.5%
Alleghany Corp. *			70	23,479
American International Group, Inc. ^*			3,507	123,797
Arthur J Gallagher & Co.			1,070	37,075
Assured Guaranty Ltd. ^			4,277	60,862
				245,213
INTERNET - 1.0%
Blucora, Inc. ^*			2,019	31,718
Equinix, Inc. ^*			563	116,091
F5 Networks, Inc. ^*			525	51,004
Google, Inc. - Cl. A ^*			168	119,174
Move, Inc. ^*			6,300	47,817
Sourcefire, Inc. ^*			1,754	82,824
Yandex NV - Cl. A ^*			2,200	47,454
				496,082
LODGING - 0.1%
Las Vegas Sands Corp. ^			1,100	50,776

MACHINERY-DIVERSIFIED - 0.1%
Xylem, Inc.			2,590	70,189

MEDIA - 0.4%
Mcgraw-Hill Companies, Inc.			920	50,296
News Corp. ^			691	17,648
Sirius XM Radio, Inc. ^			39,329	113,661
				181,605
The accompanying notes are an integral part of these financial statements.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
			Shares	Value
MINING - 0.4%
Compass Minerals International, Inc.			870	$ 64,998
Freeport-McMoRan Copper & Gold, Inc.			2,050	70,110
MAG Silver Corp. ^*			6,874	70,733
				205,841
MISCELLANEOUS MANUFACTURING - 1.2%
Actuant Corp.			2,190	61,123
Danaher Corp. ^			2,100	117,390
General Electric Co. ^			5,100	107,049
Ingersoll-Rand PLC ^			880	42,205
ITT Corp.			1,640	38,474
Pall Corp.			1,090	65,683
Pentair Ltd.			1,580	77,657
SPX Corp.			1,060	74,359
				583,940
OIL & GAS - 2.3%
Approach Resources, Inc. ^*			1,675	41,892
BP PLC - ADR ^			1,119	46,595
Comstock Resources, Inc. ^*			3,575	54,090
Continental Resources, Inc.*			305	22,414
Devon Energy Corp. ^			775	40,331
Energy Partners Ltd*			2,847	64,200
Energy XXI Bermuda Ltd. ^			1,805	58,103
Exxon Mobil Corp. ^			1,930	167,042
Halcon Resources Corp.*			923	6,387
HollyFrontier Corp. ^			1,675	77,971
Marathon Oil Corp. ^			2,275	69,752
Newfield Exploration Co.*			1,650	44,187
Northern Oil and Gas, Inc.*			1,315	22,118
Oasis Petroleum, Inc.*			652	20,734
PDC Energy, Inc. ^*			1,600	53,136
Pioneer Natural Resources Co. ^			400	42,636
Quicksilver Resources. Inc.*			4,500	12,870
Rex Energy Corp. ^*			4,625	60,218
Suncor Energy, Inc. ^			2,100	69,258
Valero Energy Corp.			364	12,420
Whiting Petroleum Corp. *			1,620	70,259
WPX Energy, Inc. *			4,060	60,413
				1,117,026
OIL & GAS SERVICES - 0.2%
Cameron International Corp.*			500	28,230
Geospace Technologies Corp. ^*			152	13,508
Weatherford International Ltd^*			6,425	71,896
				113,634
PACKAGING & CONTAINERS - 0.2%
Sealed Air Corp. ^			4,250	74,418
The accompanying notes are an integral part of these financial statements.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
			Shares	Value
PHARMACEUTICALS - 0.5%
Abbott Labs			733	$ 48,012
BioScrip, Inc.*			2,670	28,759
Pfizer, Inc. ^			2,036	51,063
Teva Pharmaceutical Industries Ltd. ^			2,000	74,680
VCA Antech, Inc.*			1,227	25,828
				228,342
REAL ESTATE - 0.6%
Alexander & Baldwin, Inc. *			2,430	71,369
Brookfield Office Properties, Inc.			4,110	69,911
Cheung Kong Holdings Ltd.			3,920	60,838
Evoq Properties, Inc. ^*			4,068	12,204
Howard Hughes Corp*			980	71,560
				285,882
REITS - 0.6%
Chesapeake Lodging Trust ^			1,068	22,300
Host Hotels & Resorts, Inc. ^			4,017	62,946
NorthStar Realty Finance Corp. ^			8,465	59,594
Plum Creek Timber Co., Inc.			1,530	67,886
Redwood Trust, Inc.			882	14,897
Senior Housing Properties Trust			2,840	67,138
				294,761
RETAIL - 0.3%
Barnes & Noble, Inc. ^*			1,818	27,434
Brown Shoe Company, Inc.			995	18,278
Nu Skin Enterprises, Inc.			342	12,671
Stage Stores Inc. ^			793	19,651
Urban Outfitters, Inc. *			1,410	55,498
				133,532
SEMICONDUCTORS - 1.9%
Cirrus Logic, Inc.*			172	4,983
Cypress Semiconductor Corp. ^			4,741	51,392
Exar Corp. ^*			6,052	53,863
Integrated Device Technology*			12,336	90,053
Lam Research Corp.*			3,100	112,002
NVIDIA Corp. ^			4,319	53,081
Power Integrations, Inc.			1,497	50,314
QUALCOMM, Inc. ^			3,353	207,952
Silicon Motion Technology Corp. - ADR ^*			3,919	55,728
Skyworks Solutions, Inc. ^*			4,863	98,719
Ultratech, Inc. ^*			3,474	129,580
Veeco Instruments, Inc. ^*			960	28,339
				936,006
SOFTWARE - 1.2%
Activision Blizzard Inc			4,200	44,604
CDC Corp. ^*			6,511	12,045
Citrix Systems, Inc. ^*			741	48,721
CommVault Systems, Inc. ^*			2,115	147,436
The accompanying notes are an integral part of these financial statements.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
			Shares	Value
SOFTWARE - 1.2% (Continued)
Nuance Communications, Inc. ^*			4,321	$ 96,445
RADWARE Ltd*			1,619	53,427
Red Hat, Inc. ^*			2,160	114,393
Trident Microsystems, Inc. ^*			119,368	7,759
VeriFone Systems, Inc. ^*			2,985	88,595
				613,425
TELECOMMUNICATIONS - 0.4%
Cincinnati Bell, Inc. ^*			3,712	20,342
Cisco Systems, Inc. ^			5,500	108,075
KongZhong Corp. - ADR ^*			5,400	29,604
RF Micro Devices, Inc. ^*			5,723	25,639
				183,660
TRANSPORTATION - 0.1%
Matson, Inc.			1,330	32,878

TOTAL COMMON STOCKS ( Cost - $10,444,383)				10,827,720

MUTUAL FUNDS - 28.5%
ASSET ALLOCATION FUND - 22.7%
Altegris Macro Strategy Fund - Cl. I *			137,578	1,231,327
Altegris Managed Futures Strategy Fund - Cl. I *			136,890	1,290,870
Forum Funds - Absolute Strategies Fund - Institutional Shares			224,784	2,490,594
Grant Park Managed Futures Strategy Fund - Cl. I *			131,880	1,239,668
Hatteras Alpha Hedged Strategies Fund - Institutional Class			234,302	2,509,372
IQ Alpha Hedge Strategy Fund - Institutional Class			169,083	1,738,170
Ivy Asset Strategy Fund - Cl. Y			26,652	691,076
				11,191,077
DEBT FUND - 1.4%
Oppenheimer Senior Floating Rate Fund - Cl. A			83,884	696,235

EQUITY FUND - 4.4%
Calamos Market Neutral Income Fund - Cl. I			107,108	1,340,994
Convergence Core Plus Fund - Institutional Class			60,870	827,219
				2,168,213

TOTAL MUTUAL FUNDS ( Cost - $13,961,325)				14,055,525

HEDGE FUND - 6.4%
Raven Rock Credit Fund, LP *(a)			3,000,000	3,158,314
TOTAL HEDGE FUND ( Cost - $3,000,000)

EXCHANGE TRADED FUNDS - 13.6%
CONVERTIBLE FUNDS - 0.5%
SPDR Barclays Convertible Securities ETF			5,800	233,740
The accompanying notes are an integral part of these financial statements.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
			Shares	Value
DEBT FUND - 7.7%
iShares Barclays Intermediate Government/Credit Bond Fund			3,040	$ 341,727
iShares Barclays MBS Bond Fund			4,285	462,780
iShares iBoxx $ High Yield Corporate Bond Fund			4,984	465,256
SPDR Barclays Aggregate Bond ETF			1,187	69,760
SPDR Barclays Capital Emerging Markets Local Bond ETF			7,138	230,486
SPDR Barclays Short Term High Yield Bond ETF			15,185	463,902
SPDR Barclays TIPS ETF			5,635	342,157
Vanguard Intermediate-Term Corporate Bond ETF			5,805	510,550
Vanguard Total Bond Market ETF			10,915	917,187
				3,803,805
EQUITY FUND - 5.4%
IQ Real Return ETF			15,275	402,017
iShares Asia/ Pacific Dividend 30 Index Fund			100	5,429
iShares Cohen & Steers Realty Majors Index Fund			1,650	129,591
iShares Dow Jones International Select Dividend Index Fund			10,690	360,146
iShares Dow Jones Select Dividend Index Fund			6,029	345,100
iShares FTSE NAREIT Mortgage Plus Capped Index Fund			31,564	431,796
JPMorgan Alerian MLP Index ETN			5,710	219,607
PowerShares S&P 500 BuyWrite Portfolio			27,989	549,984
SPDR Dow Jones Global Real Estate ETF			5,615	236,523
				2,680,193

TOTAL EXCHANGE TRADED FUNDS ( Cost - $6,715,680)				6,717,738

	Principal	Interest Rate	Maturity
BONDS & NOTES - 7.2%
APPAREL - 0.1%
Kelwood Co.	$ 53,000	7.875%	12/31/2014	41,870

BANKS - 3.1%
BNP Paribas	1,500,000	0.000%	12/29/2017	1,468,200
Emigrant Bancorp, Inc. *	95,000	6.250%	6/15/2014	90,460
				1,558,660
COAL - 0.1%
Suncoke Energy	35,000	7.625%	8/1/2019	36,050
Walter Industries, Inc.	20,000	9.875%	12/15/2020	20,250
				56,300
DIVERSIFIED FINANCIAL SERVICES - 2.0%
Credit Suisse Securities USA LLC	1,000,000	0.000%	6/1/2017	1,000,000

ENTERTAINMENT - 0.3%
Chukchansi Economic Development Authority	101,393	9.750%	5/30/2020	60,075
Shingle Springs Tribal Gaming Authority	47,000	9.375%	6/15/2015	45,825
Shingle Springs Tribal Gaming Authority (Private Placement)	48,000	9.375%	6/15/2015	46,620
				152,520
The accompanying notes are an integral part of these financial statements.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
	Principal	Interest Rate	Maturity	Value
HOME EQUITY ABS - 0.1%
Countrywide Asset-Backed Certificates	37,451	5.810%	11/25/2036	$ 27,398

INSURANCE - 0.1%
MBIA Insurance Corp.	30,500	14.000%	1/15/2033	5,185

LODGING - 0.2%
Caesars Entertainment Operating Co., Inc.	75,000	5.375%	12/15/2013	73,125
Inn of the Mountain Gods Resort & Casino	39,000	1.250%	11/30/2020	31,200
				104,325
MEDIA - 0.3%
Clear Channel Communications Inc	133,000	5.500%	9/15/2014	124,189
Clear Channel Communications Inc	64,000	11.000%	8/1/2016	48,480
				172,669
MUNICIPAL - 0.1%
Brazos River Authority	30,000	6.750%	4/1/2038	27,579

OIL & GAS - 0.3%
Endeavour International Corp.	90,000	12.000%	3/1/2018	93,150
EPL Oil & Gas Inc	72,000	8.250%	2/15/2018	73,350
				166,500
RETAIL - 0.4%
Bon-Ton Department Stores, Inc.	93,000	10.250%	3/15/2014	92,070
JC Penney Corp., Inc.	45,000	6.875%	10/15/2015	43,762
JC Penney Corp., Inc.	30,000	7.950%	4/1/2017	28,724
Neebo, Inc.	27,000	15.000%	6/30/2016	24,030
				188,586
TRANSPORTATION - 0.1%
DryShips, Inc.	68,000	5.000%	12/1/2014	53,720

TOTAL BONDS & NOTES ( Cost - $3,542,113)				3,555,312

PRIVATE NOTE - 4.5%
Aequitas Capital (a)	2,200,000	13.000%	12/21/2013	2,200,000
TOTAL PRIVATE NOTE ( Cost - $2,200,000)

OPTIONS PURCHASED* - 0.1%
PUT OPTIONS PURCHASED			Contracts**	Value
iShares Barclays 20+ Year Treasury Bond Fund
Expiration February 2013, Exercise Price $119.00			112	17,360
TOTAL PUT OPTIONS PURCHASED (Cost - $22,518 )

TOTAL OPTIONS PURCHASED ( Cost - $22,518)				17,360

The accompanying notes are an integral part of these financial statements.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
			Shares	Value
SHORT-TERM INVESTMENTS - 18.2%
MONEY MARKET FUND - 18.2%
Fidelity Institutional Money Market Funds - Money Market Portfolio, Class I - 0.14%+			8,988,889	$ 8,988,889
TOTAL SHORT-TERM INVESTMENTS ( Cost - $8,988,889)

TOTAL INVESTMENTS - 100.5% ( Cost - $48,874,908) (b)				$49,520,858
SECURITIES SOLD SHORT (Proceeds - $6,092,823 ) - (12.9)%				(6,342,051)
OPTION CONTRACTS WRITTEN (Premiums Received - $27,333 )				(10,075)
OTHER ASSETS LESS LIABILITIES - 12.4%				6,092,876
NET ASSETS - 100.0%				$49,261,608

SECURITIES SOLD SHORT* - (13.1) %
COMMON STOCKS - (7.6)%
ADVERTISING - (0.1)%
Millennial Media, Inc.			(2,000)	(25,060)

AEROSPACE/DEFENSE - (0.4)%
Lockheed Martin Corp.			(182)	(16,797)
Northrop Grumman Corp.			(1,707)	(115,359)
Rockwell Collins, Inc.			(1,425)	(82,892)
				(215,048)
AUTO PARTS & EQUIPMENT - (0.4)%
BorgWarner, Inc.			(1,475)	(105,640)
Wabash National Corp			(1,907)	(17,106)
WABCO Holdings Inc.			(925)	(60,301)
				(183,047)
BANKS - (0.1)%
Credit Suisse Group AG			(200)	(4,912)
Deutsche Bank AG			(130)	(5,758)
Royal Bank of Scotland Group PLC			(507)	(5,471)
UBS AG			(332)	(5,226)
				(21,367)
BEVERAGES - (0.1)%
Beam, Inc.			(700)	(42,763)

BUILDING MATERIALS - (0.2)%
Quanex Building Products Corp.			(1,352)	(27,594)
Trex, Inc.			(1,451)	(54,021)
				(81,615)
CHEMICALS - (0.4)%
Dow Chemical Co.			(2,800)	(90,496)
Innophos Holdings, Inc.			(1,088)	(50,592)
PolyOne Corp.			(1,016)	(20,747)
Sherwin-Williams Co.			(275)	(42,301)
				(204,136)
COMMERCIAL SERVICES - (0.3)%
Booz Allen Hamilton Hldg Corp			(2,084)	(29,009)
Mastercard, Inc. - Cl. A			(94)	(46,180)
SAIC, Inc.			(4,517)	(51,132)
Weight Watchers International, Inc.			(361)	(18,902)
				(145,223)
The accompanying notes are an integral part of these financial statements.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
			Shares	Value
COMPUTERS - (0.6)%
Accenture PLC - Cl. A			(972)	$ (64,638)
CACI International, Inc.			(573)	(31,532)
Hewlett-Packard Co.			(2,126)	(30,296)
iGATE Corp.			(3,412)	(53,807)
Infosys Ltd. - ADR			(593)	(25,084)
Syntel, Inc.			(497)	(26,634)
Western Digital Corp.			(1,437)	(61,058)
Wipro Ltd. - ADR			(2,709)	(23,731)
				(316,780)
DIVERSIFIED FINANCIAL SERVICES - (0.1)%
Higher One Holdings, Inc.			(2,314)	(24,390)
Netspend Holdings, Inc.			(2,811)	(33,226)
				(57,616)
ELECTRICAL COMPONENTS & EQUIPMENT - (0.1) %
EnerSys			(1,605)	(60,396)
SunPower Corp. - Cl. A			(1,287)	(7,233)
				(67,629)
ELECTRONICS - (0.2)%
Analogic Corp.			(319)	(23,702)
FEI Co.			(1,199)	(66,497)
Tech Data Corp.			(540)	(24,586)
				(114,785)
ENGINEERING & CONSTRUCTION - (0.1)%
Layne Christensen Co.			(205)	(4,975)

FOOD - (0.1)%
Diamond Foods, Inc.			(1,200)	(16,404)

HEALTHCARE PRODUCTS - (0.1)%
ICU Medical, Inc			(597)	(36,375)

HOME FURNISHINGS - (0.1)%
Harman International			(542)	(24,195)

INTERNET - (0.6)%
Amazon.com, Inc.			(194)	(48,721)
Angie's List, Inc.			(1,962)	(23,524)
DealerTrack Holdings, Inc.			(1,020)	(29,294)
Dice Holdings, Inc.			(4,666)	(42,834)
Facebook Inc., - Cl. A			(1,342)	(35,737)
HomeAway, Inc.			(1,493)	(32,846)
Rackspace Hosting, Inc.			(712)	(52,880)
Sapient Corp.			(3,543)	(37,414)
Verisign, Inc.			(300)	(11,646)
WebMD Health Corp. - Cl. A			(1,279)	(18,341)
				(333,237)
The accompanying notes are an integral part of these financial statements.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
			Shares	Value
MACHINERY - CONSTRUCTION & MINING -(0.2)%
Caterpillar, Inc.			(850)	$ (76,143)

MACHINERY - DIVERSIFIED -(0.1)%
Cognex Corp.			(945)	(34,795)

MEDIA - (0.1)%
FactSet Research Systems, Inc.			(285)	(25,097)
Thomson Reuters Corp.			(926)	(26,910)
				(52,007)
MISCELLANEOUS MANUFACTURING - (0.1) %
Eaton Corp.			(1,825)	(98,915)

OFFICE/BUSINESS EQUIPMENT - (0.1)%
Xerox Corp.			(6,430)	(43,853)

OIL & GAS - (1.2)%
Baker Hughes, Inc.			(2,000)	(81,680)
Chevron Corp.			(650)	(70,291)
Continental Resources, Inc.			(1,125)	(82,676)
Halcon Resources Corp.			(11,775)	(81,483)
National-Oillwell, Varco, Inc.			(500)	(34,175)
Northern Oil and Gas, Inc.			(3,200)	(53,824)
Royal Dutch Shell PLC			(1,225)	(84,464)
SM Energy Co.			(1,150)	(60,041)
Valero Energy Corp.			(2,075)	(70,799)
				(619,433)
RETAIL - (0.3)%
Chipotle Mexican Grill Inc., - Cl. A			(200)	(59,492)
GameStop Corp. - Cl. A			(1,350)	(33,872)
McDonald's Corp.			(473)	(41,723)
Target Corp.			(301)	(17,810)
				(152,897)
SEMICONDUCTORS - (0.4)%
Advanced Micro Devices, Inc.			(5,820)	(13,968)
Aixtron SE NA			(1,921)	(22,956)
Applied Materials, Inc.			(3,986)	(45,600)
Freescale Semiconductor Ltd.			(1,943)	(21,392)
Intersil Corp. - Cl. A			(3,665)	(30,383)
Linear Technology Corp.			(1,489)	(51,073)
Texas Instruments, Inc.			(1,111)	(34,374)
				(219,746)
SOFTWARE - (0.7)%
Athenahealth, Inc.			(150)	(11,018)
CA, Inc.			(1,277)	(28,068)
Check Point Software Technologies Ltd.			(828)	(39,446)

The accompanying notes are an integral part of these financial statements.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
			Shares	Value
SOFTWARE - (0.7)% (Continued)
Compuware Corp.			(4,122)	$ (44,806)
Demandware Inc			(656)	(17,922)
Guidewire Software, Inc.			(1,070)	(31,800)
Microsoft Corp.			(2,001)	(53,487)
SAP AG			(885)	(71,136)
ServiceNow, Inc.			(1,104)	(33,153)
Tangoe, Inc.			(992)	(11,775)
Vmware, Inc.			(359)	(33,796)
				(376,407)
TELECOMMUNICATIONS - (0.3)%
Ciena Corp.			(2,853)	(44,792)
IPG Photonics Corp.			(530)	(35,324)
Juniper Networks, Inc.			(3,133)	(61,626)
Nokia OYJ			(1,386)	(5,475)
Telefonaktiebolaget LM Ericsson			(4,020)	(40,602)
				(187,819)
TRANSPORTATION - (0.1)%
UTi Worldwide, Inc.			(264)	(3,538)

TOTAL COMMON STOCKS - (Proceeds - $3,671,043 )				(3,755,808)

EXCHANGE TRADED FUNDS - (5.5)%
ASSET ALLOCATION FUNDS - (0.4)%
CurrencyShares Australian Dollar Trust			(747)	(77,800)
CurrencyShares Euro Trust *			(864)	(113,149)
				(190,949)
COMMODITY FUND - (0.1)%
iShares Silver Trust *			(726)	(21,308)

EQUITY FUNDS - (5.0)%
Consumer Staples Select Sector SPDR Fund			(229)	(7,976)
Energy Select Sector SPDR Fund			(491)	(35,077)
iShares PHLX SOX Semiconductor Sector Index Fund			(72)	(3,747)
Market Vectors Junior Gold Miners ETF			(452)	(8,950)
Market Vectors Oil Service ETF			(229)	(8,858)
Market Vectors Semiconductor ETF			(468)	(15,084)
SPDR S&P 500 ETF Trust			(14,451)	(2,059,556)
SPDR S&P MidCap 400 ETF Trust			(417)	(77,441)
SPDR S&P Oil & Gas Exploration & Production ETF			(1,300)	(70,291)
SPDR S&P Retail ETF			(792)	(49,429)
Technology Select Sector SPDR Fund			(1,298)	(37,577)
				(2,373,986)

TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $2,421,780)				(2,586,243)

TOTAL SECURITIES SOLD SHORT (Proceeds - $6,092,823 )				(6,342,051)
The accompanying notes are an integral part of these financial statements.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
			Contracts ***	Value
OPTION CONTRACTS WRITTEN *
CALL OPTION CONTRACTS WRITTEN
Activision Blizzard, Inc.
Expiration January 2013, Exercise Price $11.00			(42)	$ (630)
iShares Barclays 20+ Year Treasury Bond Fund
Expiration January 2013, Exercise Price $126.00			(112)	(2,240)
Vmware, Inc.
Expiration January 2013, Exercise Price $110.00			(12)	(60)
Zillow, Inc.
Expiration February 2013, Exercise Price $30.00			(11)	(1,485)
TOTAL CALL OPTIONS CONTRACTS WRITTEN (Premiums Received - $18,354)				(4,415)

PUT OPTION CONTRACTS WRITTEN
Barnes & Noble, Inc.
Expiration January 2013, Exercise Price $12.50			(14)	(140)
Barnes & Noble, Inc.
Expiration April 2013, Exercise Price $11.00			(14)	(490)
iShares Barclays 20+ Year Treasury Bond Fund
Expiration March 2013, Exercise Price $111.00			(112)	(4,704)
SPDR S&P 500 ETF Trust
Expiration December 2012, Exercise Price $133			(14)	(14)
US Airways Group Inc
Expiration January 2013, Exercise Price $12.50			(12)	(312)
TOTAL PUT OPTIONS CONTRACTS WRITTEN (Premiums Received - $8,979)				(5,660)

TOTAL OPTION CONTRACTS WRITTEN - (Premiums Received - $27,333)				$ (10,075)

* Non-Income producing security.
** Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.
*** Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
+ Interest rate reflects seven-day effective yield on December 31, 2012.
^ All or part of the security was held as collateral for securities sold short as of December 31, 2012.
# Subject to call option written
ADR - American Depositary Receipt
ETN - Exchange Traded Notes
REIT - Real Estate Investment Trust
PLC - Public Limited Company
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is 10.9%
of net assets and they have been fair valued under procedures by the Fund's Board of Trustees.

(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales and written options is $42,929,656 and differs from market value by unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$ 1,461,655
			Unrealized Depreciation:	(1,222,579)
			Net Unrealized Appreciation:	$ 239,076

The accompanying notes are an integral part of these financial statements.

SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012
			Shares	Value
COMMON STOCKS - 22.4%
AEROSPACE/DEFENSE - 0.4%
Exelis, Inc. ^			2,130	$ 24,005
L-3 Communications Holdings, Inc.			1,125	86,198
Triumph Group, Inc. ^			1,350	88,155
				198,358
AGRICULTURE - 0.1%
Philip Morris International, Inc. ^			565	47,257

AIRLINES - 0.2%
JetBlue Airways Corp. *			17,400	99,354
US Airways Group, Inc. ^*			791	10,679
				110,033
APPAREL - 0.2%
Coach, Inc. ^			1,230	68,277
Skechers U.S.A., Inc., CL-A *			2,243	41,496
				109,773
AUTO MANUFACTURERS - 0.9%
Ford Motor Co. ^			15,625	202,344
General Motors Co. ^*			6,400	184,512
				386,856
AUTO PARTS & EQUIPMENT - 0.2%
American Axle & Manufacturing Holdings, Inc. ^*			5,300	59,360
Cooper-Standard Holding, Inc. ^*			193	6,948
Lear Corp. ^			925	43,327
				109,635
BANKS - 2.3%
Banco Latinoamericano de Comercio Exterior SA ^			1,760	37,945
Capital One Financial Corp. ^			2,600	150,618
Citigroup, Inc. ^			2,000	79,120
Goldman Sachs Group, Inc. ^			1,200	153,072
JPMorgan Chase & Co. ^			4,000	175,880
Morgan Stanley ^			8,000	152,960
Regions Financial Corp. ^			9,140	65,077
Wells Fargo & Co. ^			6,000	205,080
				1,019,752
BEVERAGES - 0.2%
Beam, Inc. ^			65	3,971
Embotelladora Andina SA - ADR ^			2,010	76,319
PepsiCo, Inc. ^			297	20,324
				100,614
BIOTECHNOLOGY - 0.4%
Amarin Corp. PLC - ADR ^*			3,373	27,288
Gilead Sciences, Inc. ^*			580	42,600
Life Technologies Corp. ^*			1,370	67,240
Myriad Genetics, Inc. ^*			1,024	27,904
				165,032
The accompanying notes are an integral part of these financial statements.
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
			Shares	Value
BUILDING MATERIALS - 0.6%
Apogee Enterprises, Inc. ^			523	$ 12,537
Headwaters, Inc.^ *			5,532	47,354
Martin Marietta Materials, Inc. ^			875	82,494
Simpson Manufacturing Co., Inc. ^			3,573	117,159
				259,544
CHEMICALS - 0.4%
Air Products & Chemicals, Inc. ^			830	69,736
Huntsman Corp. ^			2,425	38,557
RPM International, Inc. ^			2,470	72,520
				180,813
COMMERCIAL SERVICES - 1.0%
Euronet Worldwide, Inc. ^*			2,318	54,704
Grand Canyon Education, Inc. ^*			1,178	27,647
Iron Mountain, Inc. ^			1,352	41,980
K12, Inc. ^*			4,465	91,264
Lender Processing Services, Inc. ^			900	22,158
Monster Worldwide, Inc. ^*			1,709	9,605
Quanta Services, Inc. ^*			2,129	58,101
United Rentals, Inc. ^*			1,968	89,584
Western Union Co. ^			3,790	51,582
				446,625
COMPUTERS - 1.0%
Apple, Inc. ^			202	107,672
Cognizant Technology Solutions Corp. ^*			1,441	106,706
EMC Corp ^*			4,800	121,440
Fortinet, Inc. ^*			1,902	40,075
Seagate Technology PLC ^			1,858	56,632
Teradata Corp. ^*			693	42,890
				475,415
DISTRIBUTION/WHOLESALE - 0.2%
Arrow Electronics, Inc. ^*			1,837	69,953

DIVERSIFIED FINANCIAL SERVICES - 0.6%
American Express Co. ^			1,900	109,212
Ellie Mae, Inc. ^*			5,058	140,360
				249,572
ELECTRIC - 0.2%
GDF Suez ^			3,350	70,484

ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
Hubbell, Inc. ^			760	64,319
Littelfuse, Inc. ^			900	55,539
				119,858
ELECTRONICS - 0.4%
OSI Systems, Inc. ^*			783	50,143
TE Connectivity Ltd. ^			1,460	54,195
Thermo Fisher Scientific, Inc. ^			1,080	68,883
				173,221
The accompanying notes are an integral part of these financial statements.
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
			Shares	Value
ENGINEERING & CONSTRUCTION - 0.1%
MYR Group, Inc. ^*			942	$ 20,959

ENTERTAINMENT - 0.1%
Regal Entertainment Group - Cl. A ^			2,353	32,824

HEALTHCARE-PRODUCTS - 0.3%
Conceptus, Inc. ^*			2,626	55,171
Guided Therapeutics, Inc. ^*			15,530	10,561
Patterson Cos, Inc. ^			1,950	66,749
				132,481
HEALTHCARE-SERVICES - 0.1%
Capital Senior Living Corp. ^*			1,804	33,717

HOME BUILDERS - 0.3%
Brookfield Residential Properties, Inc. ^*			5,480	98,311
Lennar Corp. ^			1,426	55,144
				153,455
INSURANCE - 0.4%
Alleghany Corp. ^*			70	23,480
American International Group, Inc. ^*			2,339	82,565
Arthur J Gallagher & Co. ^			1,070	37,076
Assured Guaranty Ltd. ^			2,851	40,570
				183,691
INTERNET - 0.9%
Blucora, Inc. ^*			2,996	47,066
Equinix, Inc. ^*			376	77,531
F5 Networks, Inc. ^*			350	34,003
GOOGLE, INC., - Cl. A ^*			112	79,450
Move, Inc. ^*			7,000	53,130
Sourcefire, Inc. ^*			1,170	55,248
Yandex NV - Cl. A ^*			2,600	56,082
				402,510
MACHINERY-DIVERSIFIED - 0.2%
Xylem, Inc. ^			2,590	70,189

MEDIA - 0.3%
McGraw-Hill Cos, Inc. ^			613	33,512
News Corp. ^			460	11,749
Sirius XM Radio, Inc. ^			26,232	75,811
				121,072
MINING - 0.4%
Compass Minerals International, Inc.			870	64,997
Freeport-McMoRan Copper & Gold, Inc.			2,050	70,110
MAG Silver Corp. ^*			4,171	42,920
				178,027
The accompanying notes are an integral part of these financial statements.
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
			Shares	Value
MISCELLANEOUS MANUFACTURING - 1.2%
Actuant Corp. - Cl. A ^			2,190	$ 61,122
Danaher Corp. ^			2,025	113,197
General Electric Co. ^			5,900	123,841
Ingersoll-Rand PLC - Cl. A ^			587	28,153
ITT Corp. ^			1,640	38,475
Pall Corp. ^			1,090	65,684
Pentair Ltd. ^			1,580	77,657
SPX Corp. ^			1,060	74,359
				582,488
OIL & GAS - 2.3%
Approach Resources, Inc. ^*			1,600	40,015
BP PLC - ADR ^			746	31,063
Comstock Resources, Inc. ^*			3,450	52,198
Continental Resources, Inc. ^*			453	33,291
Devon Energy Corp. ^			750	39,030
Energy XXI Bermuda Ltd. ^			1,881	60,550
EPL Oil & Gas, Inc. ^*			1,898	42,800
Exxon Mobil Corp. ^			1,905	164,877
Halcon Resources, Corp. ^*			1,370	9,481
HollyFrontier Corp. ^			1,600	74,480
Marathon Oil Corp. ^			2,200	67,451
Newfield Esploration Co. ^*			1,575	42,178
Northern Oil Corp. ^*			1,951	32,816
Oasis Petroleum, Inc. ^*			967	30,751
PDC Energy, Inc. ^*			1,550	51,476
Pioneer Natural Resources Co. ^			375	39,972
Quicksilver Resources, Inc. ^*			4,350	12,441
Rex Energy Corp. ^*			4,450	57,939
Suncor Energy, Inc. ^			1,625	53,593
Valero Energy Corp. ^			540	18,425
Whiting Petroleum Corp. ^*			1,620	70,260
WPX Energy, Inc. ^*			4,060	60,413
				1,085,500
OIL & GAS SERVICES - 0.3%
Cameron International Corp. ^*			475	26,819
Geospace Technologies Corp. ^*			225	19,995
Weatherford International Ltd^*			6,200	69,378
				116,192
PACKAGING & CONTAINERS - 0.1%
Sealed Air Corp. ^			4,100	71,791

PHARMACEUTICALS - 0.5%
Abbott Laboratories ^			489	32,030
BioScrip, Inc. ^*			3,963	42,681
Pfizer, Inc. ^			1,357	34,034

The accompanying notes are an integral part of these financial statements.
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
			Shares	Value
PHARMACEUTICALS - 0.5% (CONTINUED)
Teva Pharmaceutical Industries Ltd. - ADR ^			2,300	$ 85,882
VCA Antech, Inc. ^*			1,821	38,332
				232,959
REAL ESTATE - 0.6%
Alexander & Baldwin, Inc. ^*			2,430	71,368
Brookfield Office Properties, Inc. ^			4,110	69,911
Cheung Kong Holdings Ltd. - ADR ^			3,920	60,839
Evoq Properties, Inc. ^*			2,712	8,136
Howard Hughes Corp ^*			980	71,560
				281,814
REITS - 0.7%
Chesapeake Lodging Trust ^			1,585	33,094
Host Hotels & Resorts, Inc. ^			5,962	93,425
NorthStar Realty Finance Corp. ^			5,642	39,720
Plum Creek Timber Co., Inc. ^			1,530	67,886
Redwood Trust, Inc. ^			1,309	22,109
Senior Housing Properties Trust ^			2,840	67,138
				323,372
RETAIL - 0.3%
Barnes & Noble, Inc. ^*			1,209	18,243
Brown Shoe Co., Inc. ^			1,476	27,114
Nu Skin Enterprises, Inc. ^			507	18,785
Stage Stores, Inc. ^			1,178	29,191
Urban Outfitters, Inc. ^*			1,410	55,498
				148,831
SEMICONDUCTORS - 2.1%
Cirrus Logic, Inc. ^*			115	3,331
Cypress Semiconductor Corp. ^			3,163	34,286
Exar Corp. ^*			4,037	35,930
Integrated Device Technology, Inc. ^*			8,228	60,064
Lam Research Corp. ^*			3,800	137,294
NVIDIA Corp. ^			6,410	78,779
Power Integrations, Inc. ^			2,222	74,682
QUALCOMM Inc. ^			3,202	198,588
Silicon Motion Technology Corp. - ADR ^*			5,816	82,703
Skyworks Solutions, Inc. ^*			5,707	115,851
Ultratech, Inc. ^*			3,330	124,209
Veeco Instruments, Inc. ^*			640	18,893
				964,610
SOFTWARE - 1.0%
Activision Blizzard, Inc. ^			2,800	29,735
CDC Corp. ^*			4,347	8,041
Citrix Systems, Inc. ^*			494	32,481
CommVault Systems, Inc. ^*			1,410	98,291
Nuance Communications, Inc. ^*			2,882	64,326
The accompanying notes are an integral part of these financial statements.
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
			Shares	Value
SOFTWARE - 1.0% (CONTINUED)
RADWARE Ltd. ^*			2,404	$ 79,332
Red Hat, Inc. ^*			1,441	76,316
Trident Microsystems, Inc. ^*			79,632	5,176
VeriFone Systems, Inc. ^*			1,987	58,975
				452,673
TELECOMMUNICATIONS - 0.5%
Cincinnati Bell, Inc. ^*			2,474	13,557
Cisco Systems, Inc. ^			6,800	133,620
KongZhong Corp. - ADR ^*			6,500	35,635
RF Micro Devices, Inc. ^*			8,494	38,053
				220,865
TRANSPORTATION - 0.1%
Matson, Inc.			1,330	32,877

TOTAL COMMON STOCKS ( Cost - $9,622,967)				10,135,692

MUTUAL FUNDS - 30.6%
ASSET ALLOCATION FUND - 17.4%
Altegris Macro Strategy Fund - Class I *			120,288	1,076,575
Altegris Managed Futures Strategy Fund - Class I *			162,086	1,528,471
Direxion Indexed Managed Futures Strategy Fund - Institutional Class *			7,700	289,668
Forum Funds - Absolute Strategies Fund - Institutional Class			132,523	1,468,358
Grant Park Managed Futures Strategy Fund - Class I *			98,273	923,763
Hatteras Alpha Hedged Strategies Fund - Institutional Class			140,581	1,505,623
Ivy Asset Strategy Fund - Cl. Y			42,662	1,106,214
				7,898,672
EQUITY FUND - 13.2%
CGM Focus Fund *			16,825	492,963
Convergence Core Plus Fund - Institutional Class			110,420	1,500,614
Fairholme Fund			12,839	403,666
Matthews Asia Growth Fund - Investor Class			47,624	858,180
Oppenheimer Developing Markets Fund - Class Y			39,530	1,378,794
Robeco Boston Partners Long/Short Research Fund - Institutional Class			109,547	1,347,432
				5,981,649

TOTAL MUTUAL FUNDS ( Cost - $13,314,335)				13,880,321

EXCHANGE TRADED FUNDS - 20.1%
EQUITY FUND - 20.1%
iShares Dow Jones Select Dividend Index Fund ^			29,290	1,676,560
iShares Russell 2000 Index Fund ^			15,800	1,331,782
iShares Russell Midcap Index Fund ^			11,796	1,334,128
Powershares QQQ Trust Series 1 ^			23,611	1,537,312
Vanguard MSCI Emerging Markets ETF ^			26,852	1,195,720
Vanguard S&P 500 ETF ^			30,875	2,014,285
TOTAL EXCHANGE TRADED FUNDS ( Cost - $8,206,613)				9,089,787
The accompanying notes are an integral part of these financial statements.
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
			Shares	Value
HEDGE FUND - 5.2%
Raven Rock Credit Fund, LP *(a)			2,234,292	$ 2,352,199
TOTAL HEDGE FUND ( Cost - $2,250,000)

BONDS & NOTES - 6.0%	Principal	Interest Rate	Maturity
APPAREL - 0.1%
Kellwood Co. ^	$ 36,000	12.875%	12/31/2014	28,440

BANKS - 0.1%
Emigrant Bancorp, Inc. ^	63,000	6.250%	6/15/2014	59,989

COAL - 0.1%
SunCoke Evergy, Inc. ^	23,000	7.625%	8/1/2019	23,690
Walter Energy, Inc. ^	13,000	9.875%	12/15/2020	13,163
				36,853
DIVERSIFIED FINANCIAL SERVICES - 4.2%
Credit Suisse Securities USA LLC ^	2,000,000	0.000%	6/1/2017	2,000,000

ENTERTAINMENT - 0.1%
Chukchansi Economic Development Authority ^	67,595	9.750%	5/30/2020	40,050
Shingle Springs Tribal Gaming Authority ^	31,000	9.375%	6/15/2015	30,225
Shingle Springs Tribal Gaming Authority ^ (Private Placement)	32,000	9.375%	6/15/2015	31,080
				101,355
HOME EQUITY ABS - 0.1%
Countrywide Asset-Backed Certificates ^	24,967	5.810%	11/25/2036	18,265

INSURANCE - 0.1%
MBIA Insurance Corp. ^	20,500	14.000%	1/15/2033	3,485

LODGING - 0.2%
Caesars Entertainment Operating Co., Inc. ^	50,000	5.375%	12/15/2013	48,750
Inn of the Mountain Gods Resort & Casino - 144A ^	26,000	1.250%	11/30/2020	20,800
				69,550
MEDIA - 0.3%
Clear Channel Communications, Inc. ^	43,000	11.000%	8/1/2016	32,573
Clear Channel Communications, Inc.	89,000	5.500%	9/15/2014	83,104
				115,677
MUNICIPAL - 0.1%
Brazos River Authority ^	20,000	6.750%	4/1/2038	18,386

OIL & GAS - 0.2%
Endeavour International Corp. ^	60,000	12.000%	3/1/2018	62,100
EPL Oil & Gas, Inc. ^	48,000	8.250%	2/15/2018	48,900
				111,000
RETAIL - 0.3%
Bon-Ton Department Stores, Inc. ^	62,000	10.250%	3/15/2014	61,380
JC Penney Corp., Inc. ^	20,000	7.950%	4/1/2017	19,150
JC Penney Corp., Inc. ^	30,000	6.875%	10/15/2015	29,175
Neebo, Inc. - 144A ^	18,000	15.000%	6/30/2016	16,020
				125,725
The accompanying notes are an integral part of these financial statements.
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
	Principal	Interest Rate	Maturity	Value
TRANSPORTATION - 0.1%
DryShips, Inc.	$ 46,000	5.000%	12/1/2014	$ 36,340

TOTAL BONDS & NOTES ( Cost - $2,711,798)				2,725,065

OPTIONS PURCHASED* - 0.2%
CALL OPTIONS PURCHASED - 0.1%			Contracts**
Russell 2000 Index
Expiration January 2013, Exercise Price $870.00			8	5,207
Russell 2000 Index
Expiration February 2013, Exercise Price $800.00			6	31,187
TOTAL CALL OPTIONS PURCHASED (Cost - $31,150)				36,394

PUT OPTIONS PURCHASED - 0.1%
Russell 2000 Index
Expiration January 2013, Exercise Price $770.00			10	1,490
iShares Barclays 20+ Year Treasury Total Bond Fund
Expiration February 2013, Exercise Price $119.00			136	21,080
				22,570
TOTAL PUT OPTIONS PURCHASED (Cost - $34,796 )

TOTAL OPTIONS PURCHASED ( Cost - $65,946)				58,964

SHORT-TERM INVESTMENTS - 16.1%			Shares
MONEY MARKET FUND - 16.1%
Fidelity Institutional Money Market Funds - Money Market Portfolio, Class I - 0.14% +			7,329,022	7,329,022
TOTAL SHORT-TERM INVESTMENTS ( Cost - $7,329,022)

TOTAL INVESTMENTS - 100.6% ( Cost - $43,500,681) (b)				$45,571,050
SECURITIES SOLD SHORT (Proceeds - $6,107,860) - (14.2)%				(6,424,754)
OPTION CONTRACTS WRITTEN (Premiums Received - $49,604) - (0.2)%				(48,226)
OTHER ASSETS LESS LIABILITIES -13.8%				6,215,441
NET ASSETS - 100.0%				$45,313,511

SECURITIES SOLD SHORT* - (14.2) %
COMMON STOCKS - (7.6)%
ADVERTISING - (0.1)%
Millennial Media, Inc.			(1,334)	(16,715)

AEROSPACE/DEFENSE - (0.4)%
Lockhead Martin Corp.			(270)	(24,918)
Northrop Grumman Corp.			(1,732)	(117,049)
Rockwell Collins, Inc.			(1,125)	(65,441)
				(207,408)
The accompanying notes are an integral part of these financial statements.
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
			Shares	Value
AUTO MANUFACTURERS - (0.1)%
Wabash National Corp.			(2,830)	$ (25,385)

AUTO PARTS & EQUIPMENT - (0.3)%
BorgWarner, Inc.			(1,400)	(100,268)
WABCO Holdings, Inc.			(875)	(57,041)
				(157,309)
BANKS - (0.1)%
Credit Suisse Group AG - ADR			(133)	(3,266)
Deutsche Bank AG			(87)	(3,853)
Royal Bank of Scotland Group PLC - ADR			(338)	(3,647)
UBS AG			(222)	(3,494)
				(14,260)
BUILDING MATERIALS - (0.3)%
Quanex Building Products Corp.			(2,007)	(40,963)
Trex Co., Inc.			(2,153)	(80,156)
				(121,119)
CHEMICALS - (0.4)%
Dow Chemical Co.			(2,700)	(87,264)
Innophos Holdings, Inc.			(1,615)	(75,098)
PolyOne Corp.			(1,507)	(30,773)
Sherwin-Williams Co.			(275)	(42,301)
				(235,436)
COMMERCIAL SERVICES - (0.2)%
Booz Allen Hamilton Holding Corp.			(1,389)	(19,335)
Mastercard, Inc.			(63)	(30,951)
SAIC, Inc.			(3,013)	(34,107)
Weight Watchers International, Inc.			(536)	(28,065)
				(112,458)
COMPUTERS - (0.4) %
Accenture PLC			(648)	(43,092)
CACI International, Inc.			(382)	(21,021)
Hewlett-Packard Co.			(1,418)	(20,207)
iGATE Corp.			(2,276)	(35,893)
Infosys LTD			(396)	(16,751)
Syntel, Inc.			(331)	(17,738)
Western Digital Corp.			(958)	(40,705)
Wipro LTD			(1,807)	(15,829)
				(211,236)
DIVERSIFIED FINANCIAL SERVICES - (0.1)%
Higher One Holdings, Inc.			(1,543)	(16,263)
Netspend Holding, Inc.			(1,875)	(22,163)
				(38,426)
ELECTRICAL COMPONENTS & EQUIPMENT - (0.2)%
EnerSys, Inc.			(2,382)	(89,635)
SunPower Corp.			(858)	(4,822)
				(94,457)
The accompanying notes are an integral part of these financial statements.
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
			Shares	Value
ELECTRONICS - (0.3)%
Analogic Corp.			(473)	$ (35,144)
FEI Co.			(1,780)	(98,719)
Tech Data Corp.			(360)	(16,391)
				(150,254)
ENGINEERING & CONSTRUCTION - (0.1)%
Layne Christensen Co.			(302)	(7,330)

FOOD - (0.1)%
Diamond Foods, Inc.			(800)	(10,936)

HEALTHCARE - PRODUCTS - (0.1)%
ICU Medical, Inc.			(887)	(54,045)

HOME FURNISHINGS - (0.1)%
Harman International Industries, Inc.			(805)	(35,935)

INTERNET - (0.7)%
Amazon.com, Inc.			(129)	(32,397)
Angie's List, Inc.			(1,309)	(15,695)
DealerTrack Holdings, Inc.			(1,515)	(43,511)
Dice Holdings, Inc.			(3,112)	(28,568)
Facebook, Inc.			(896)	(23,860)
HomeAway, Inc.			(996)	(21,912)
Rackspace Hosting, Inc.			(475)	(35,278)
Sapient Corp.			(2,363)	(24,953)
VeriSign, Inc.			(3,100)	(120,342)
WebMD Health Corp.			(853)	(12,232)
				(358,748)
MACHINERY - CONSTRUCTION & MINING -(0.2)%
Caterpillar, Inc.			(825)	(73,904)

MACHINERY - DIVERSIFIED - (0.1)%
Cognex Corp.			(630)	(23,197)

MEDIA - (0.1) %
FactSet Research Systems, Inc.			(190)	(16,731)
Thomson Reuters Corp.			(618)	(17,959)
				(34,690)
MISCELLANEOUS MANUFACTURING - (0.2) %
Eaton Corp.			(1,750)	(94,850)

OFFICE/BUSINESS EQUIPMENT - (0.1)%
Xerox Corp.			(4,288)	(29,244)
The accompanying notes are an integral part of these financial statements.
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
			Shares	Value
OIL & GAS - (1.0)%
Chevron Corp.			(600)	$ (64,884)
Continental Resources, Inc.			(1,100)	(80,839)
Halcon Resources Corp.			(11,375)	(78,715)
Northern Oil and Gas, Inc.			(2,825)	(47,517)
Royal Dutch Shell PLC - ADR			(1,175)	(81,016)
SM Energy Co.			(1,125)	(58,736)
Valero Energy Corp.			(2,000)	(68,240)
				(479,947)
OIL & GAS SERVICES - (0.2)%
Baker Hughes, Inc.			(1,600)	(65,344)
National Oilwell Varco, Inc.			(500)	(34,175)
				(99,519)
RETAIL - (0.4)%
Chipotle Mexican Grill, Inc. - Cl. A			(300)	(89,238)
GameStop Corp. - Cl. A			(900)	(22,581)
McDonald's Corp.			(702)	(61,923)
Target Corp.			(447)	(26,449)
				(200,191)
SEMICONDUCTORS - (0.3)%
Advanced Micro Devices, Inc.			(3,800)	(9,120)
Aixtron SE NA - ADR			(1,281)	(15,308)
Applied Materials, Inc.			(2,659)	(30,419)
Freescale Semiconductior Ltd.			(1,296)	(14,269)
Intersil Corp. - Cl. A			(2,445)	(20,269)
Linear Technology Corp.			(993)	(34,060)
Texas Instruments, Inc.			(741)	(22,927)
				(146,372)
SOFTWARE - (0.6)%
Athenahealth, Inc.			(100)	(7,345)
CA, Inc.			(851)	(18,705)
Check Point Software Technologies Ltd.			(552)	(26,297)
Compuware Corp.			(2,750)	(29,893)
Demandware, Inc.			(437)	(11,939)
Guidewire Software, Inc.			(713)	(21,190)
Microsoft Corp.			(1,334)	(35,658)
SAP AG - ADR			(590)	(47,424)
ServiceNow, Inc.			(736)	(22,102)
Tangoe, Inc.			(662)	(7,858)
Vmware, Inc. - Cl. A			(239)	(22,499)
				(250,910)
TELECOMMUNICATIONS - (0.3)%
Cieno Corp.			(1,902)	(29,861)
IPG Photonics Corp.			(787)	(52,454)
Juniper Networks, Inc.			(2,090)	(41,110)
Nokie OYJ - ADR			(926)	(3,658)
Telefonaktiebolaget LM Ericsson - ADR			(2,681)	(27,078)
				(154,161)
The accompanying notes are an integral part of these financial statements.
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
			Shares	Value
TRANSPORTATION - (0.1)%
UTi Worldwide, Inc.			(392)	$ (5,253)

TOTAL COMMON STOCKS - (Proceeds - $3,307,120 )				(3,443,695)

EXCHANGE TRADED FUNDS - (6.6)%
ASSET ALLOCATION FUNDS - (0.3)%
CurrencyShares Australian Dollar Trust			(498)	(51,867)
CurrencyShares Euro Trust			(576)	(75,433)
				(127,300)
COMMODITY FUND - (0.1)%
iShares Silver Trust			(483)	(14,176)

EQUITY FUNDS - (6.2)%
Consumer Staples Select Sector SPDR Fund			(339)	(11,807)
Energy Select Sector SPDR Fund			(327)	(23,361)
iShares PHLX SOX Semiconductor Sector Index Fund			(109)	(5,672)
Market Vectors Junior Gold Miners ETF			(300)	(5,940)
Market Vectors Oil Service ETF			(339)	(13,112)
Market Vectors Semiconductor ETF			(695)	(22,400)
SPDR S&P 500 ETF Trust			(16,901)	(2,408,731)
SPDR S&P MidCap 400 ETF Trust			(620)	(115,140)
SPDR S&P Oil & Gas Exploration & Production ETF			(1,929)	(104,301)
SPDR S&P Retail ETF			(1,175)	(73,332)
Technology Select Sector SPDR Fund			(1,927)	(55,787)
				(2,839,583)

TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $2,800,740)				(2,981,059)

TOTAL SECURITIES SOLD SHORT (Proceeds - $6,107,860 )				(6,424,754)

OPTION CONTRACTS WRITTEN* - (0.2)%
CALL OPTION CONTRACTS WRITTEN - (0.1)%			Contracts ***
Activision Blizzard, Inc.			(28)	(420)
Expiration January 2013, Exercise Price $11.00
iShares Barclays 20+ Year Treasury Bond Fund			(136)	(2,720)
Expiration January 2013, Exercise Price $126.00
Russell 2000 Index			(10)	(35,681)
Expiration January 2013, Exercise Price $820.00
Vmware, Inc.			(15)	(75)
Expiration January 2013, Exercise Price $110.00
TOTAL CALL OPTIONS CONTRACTS WRITTEN (Premiums Received - $29,174)				(38,896)

PUT OPTION CONTRACTS WRITTEN - (0.1)%
Barnes & Noble, Inc.			(10)	(100)
Expiration January 2013, Exercise Price $12.50
Barnes & Noble, Inc.			(10)	(350)
Expiration April 2013, Exercise Price $11.00

The accompanying notes are an integral part of these financial statements.
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
			Contracts ***	Value
PUT OPTION CONTRACTS WRITTEN - (0.1)% (CONTINUED)
iShares Barclays 20+ Year Treasury Bond Fund			(136)	$ (5,712)
Expiration March 2013, Exercise Price $111.00
Russell 2000 Index			(5)	(2,950)
Expiration January 2013, Exercise Price $820.00
SPDR S&P 500 ETF Trust			(10)	(10)
Expiration December 2012, Exercise Price $133.00
US Airways Group, Inc.			(8)	(208)
Expiration January 2013, Exercise Price $12.50
TOTAL PUT OPTIONS CONTRACTS WRITTEN (Premiums Received - $20,430)				(9,330)

TOTAL OPTION CONTRACTS WRITTEN - (Premiums Received - $49,604)				(48,226)

* Non-Income producing security.
** Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.
*** Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
+ Interest rate reflects seven-day effective yield on December 31, 2012.
^ All or part of the security was held as collateral for securities sold short as of December 31, 2012.
# Subject to call option written
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
PLC - Public Limited Company

(a) Securities for which market quotations are not readily available. The aggregate value of such securities is 5.2%
of net assets and they have been fair valued under procedures by the Fund's Board of Trustees.

(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales and written options is $37,511,740 and differs from market value by unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$ 2,620,094
			Unrealized Depreciation:	(1,033,764)
			Net Unrealized Appreciation:	$ 1,586,330

The accompanying notes are an integral part of these financial statements.

SCA Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2012
	SCA Absolute Return Fund	SCA Directional Fund
ASSETS
Investment securities:
At cost	$ 48,874,908	$ 43,500,681
At value	$ 49,520,858	$ 45,571,050
Deposits with Broker	6,120,201	6,255,120
Receivable for securities sold	237,073	304,335
Receivable for Fund shares sold	32,802	25,156
Dividends and interest receivable	125,417	23,976
Prepaid expenses and other assets	17,750	16,358
TOTAL ASSETS	56,054,101	52,195,995

LIABILITIES
Option Contracts Written - (premiums $27,333 and $49,604, respectively)	10,075	48,226
Securities Sold Short (proceeds - $6,092,823 and $6,107,860, respectively)	6,342,051	6,424,754
Payable for Securities and Options Purchased	187,356	235,492
Dividends and interest payable	17,441	20,069
Investment advisory fees payable	81,589	77,282
Fees payable to other affiliates	8,026	7,495
Payable for Fund shares repurchased	119,862	42,824
Distribution (12b-1) fees payable	10,460	9,521
Accrued expenses and other liabilities	15,633	16,821
TOTAL LIABILITIES	6,792,493	6,882,484
NET ASSETS	$ 49,261,608	$ 45,313,511

Net Assets Consist Of:
Paid in capital	$ 48,931,357	$ 43,997,969
Accumulated net investment loss	(696,773)	(623,341)
Accumulated net realized gain on investments and foreign currency transactions	613,044	184,030
Net unrealized appreciation on investments and foreign currency translations	413,980	1,754,853
NET ASSETS	$ 49,261,608	$ 45,313,511

Net Asset Value Per Share:
Net Assets	$ 49,261,608	$ 45,313,511
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	4,924,034	4,398,048
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$ 10.00	$ 10.30

SCA Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Month Ended December 31, 2012

	SCA Absolute Return Fund	SCA Directional Fund
INVESTMENT INCOME
Dividend Income (net of $862 and $732 foreign withholding taxes, respectively)	$ 312,269	$ 301,749
Interest Income	157,793	6,793
TOTAL INVESTMENT INCOME	470,062	308,542

EXPENSES
Investment advisory fees	502,970	429,264
Distribution (12b-1) fees	64,483	55,034
Dividends and Interest on securities sold short	40,072	42,443
Administrative services fees	38,120	33,212
Accounting services fees	22,846	22,085
Registration fees	20,208	20,211
Professional fees	18,503	18,044
Compliance officer fees	17,141	15,093
Transfer agent fees	8,831	8,831
Custodian fees	8,652	7,466
Printing and postage expenses	5,039	4,759
Trustees' fees and expenses	2,518	2,518
Non 12b-1 shareholder servicing expense	504	504
Insurance expense	246	245
Other expenses	1,597	1,903
TOTAL EXPENSES	751,730	661,612

NET INVESTMENT LOSS	(281,668)	(353,070)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
Net realized gain on:
Investments	904,686	204,314
Options Written	69,164	90,960
Securities Sold Short	88,299	45,851

Net change in unrealized appreciation (depreciation) on:
Investments	326,899	1,601,844
Options Written	(3,335)	(19,724)
Securities Sold Short	(294,737)	(330,783)
Foreign Currency Translations	(2,236)	159
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS	1,088,740	1,592,621

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 807,072	$ 1,239,551

The accompanying notes are an integral part of these financial statements.

SCA Funds
STATEMENTS OF CHANGES IN NET ASSETS

	SCA Absolute Return Fund

	For the	For the
	Six Months Ended	Period Ended
	December 31, 2012	June 30, 2012 (a)
FROM OPERATIONS	(Unaudited)
Net investment loss	$ (281,668)	$ (404,946)
Net realized gain (loss) from investments and foreign currency transactions	1,062,149	(207,516)
Net change in unrealized appreciation (depreciation) on investments and
foreign currency translations	26,591	387,389
Net increase (decrease) in net assets resulting from operations	807,072	(225,073)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ($0.00 and $0.01, respectively)	-	(43,490)
From net realized gains ($0.05 and $0.00, respectively)	(238,866)	-
Net decrease in net assets from distributions to shareholders	(238,866)	(43,490)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	9,150,469	66,561,298
Distributions reinvested	196,149	36,236
Redemption fee proceeds	198	6,761
Payments for shares redeemed	(15,329,952)	(11,659,194)
Net increase (decrease) in net assets from shares of beneficial interest	(5,983,136)	54,945,101

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,414,930)	54,676,538

NET ASSETS
Beginning of Period	54,676,538	-
End of Period *	$ 49,261,608	$ 54,676,538
* Includes accumulated net investment loss of:	$ (696,773)	$ (415,105)

SHARE ACTIVITY
Shares Sold	912,948	6,692,809
Shares Reinvested	19,615	3,668
Shares Redeemed	(1,530,448)	(1,174,558)
Net increase (decrease) in shares of beneficial interest outstanding	(597,885)	5,521,919

(a) The Funds commenced operations September 8, 2011.

The accompanying notes are an integral part of these financial statements.

SCA Funds
STATEMENTS OF CHANGES IN NET ASSETS

	SCA Directional Fund

	For the	For the
	Six Months Ended	Period Ended
	December 31, 2012	June 30, 2012 (a)
FROM OPERATIONS	(Unaudited)
Net investment loss	$ (353,070)	$ (439,249)
Net realized gain (loss) from investments and foreign currency transactions	341,125	77,506
Net change in unrealized appreciation (depreciation) on investments and
foreign currency translations	1,251,496	503,357
Net increase in net assets resulting from operations	1,239,551	141,614

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ($0.00 and $0.01, respectively)	-	(33,762)
From net realized gains ($0.01 and $0.00, respectively)	(54,689)	-
Net decrease in net assets from distributions to shareholders	(54,689)	(33,762)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	9,770,640	54,493,702
Distributions reinvested	46,074	27,675
Redemption fee proceeds	-	1,997
Payments for shares redeemed	(11,557,802)	(8,761,489)
Net increase (decrease) in net assets from shares of beneficial interest	(1,741,088)	45,761,885

TOTAL INCREASE (DECREASE) IN NET ASSETS	(556,226)	45,869,737

NET ASSETS
Beginning of Period	45,869,737	-
End of Period *	$ 45,313,511	$ 45,869,737
* Includes accumulated net investment loss of:	$ (623,341)	$ (270,271)

SHARE ACTIVITY
Shares Sold	958,347	5,444,175
Shares Reinvested	4,495	2,793
Shares Redeemed	(1,139,461)	(872,301)
Net increase (decrease) in shares of beneficial interest outstanding	(176,619)	4,574,667

(a) The Funds commenced operations September 8, 2011.

The accompanying notes are an integral part of these financial statements.

SCA Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	SCA Absolute Return Fund

	For the		For the Period
	Six Months Ended		Ended
	December 31, 2012		June 30, 2012 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$ 9.90		$ 10.00
From Operations:
Net investment loss (a)	(0.06)		(0.09)
Net realized and unrealized gain
from securities	0.21		-	(e)
Total from operations	0.15		(0.09)

Distributions to shareholders from
Net investment income	-		(0.01)
Net realized gain	(0.05)		-
Total distributions	(0.05)		(0.01)

Paid in capital from redemption fees	0.00	(e)	0.00	(e)

Net Asset Value, End of Period	$ 10.00		$ 9.90

Total Return (b) (d)	1.50%		(0.91)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 49,262		$ 54,677
Ratio of expenses to average net assets,
before reimbursement and waivers (c)(g)	2.91%		2.94%
net of reimbursement and waivers (c)(g)	2.91%	(f)	2.61%
Ratio of net investment loss to average net assets (c)(g)(h)	(1.09)%		(1.10)%
Portfolio turnover rate (d)	61%		58%

__________
(1) The SCA Funds commenced operations on September 8, 2011.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c) Annualized.
(d) Not annualized.
(e) Amount less than $0.01 per share
(f) Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been as follows: 2.77% for the six months ended December 31, 2012.
(g) Does not include the expenses of the other investment companies in which the Fund invests.
(h) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

SCA Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	SCA Directional Fund

	For the		For the Period
	Six Months Ended		Ended
	December 31, 2012		June 30, 2012 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.03		$ 10.00
From Operations:
Net investment loss (a)	(0.08)		(0.13)
Net realized and unrealized gain
from securities	0.36		0.17
Total from operations	0.28		0.04

Distributions to shareholders from
Net investment income	-		(0.01)
Net realized gain	(0.01)		-
Total distributions	(0.01)		(0.01)

Paid in capital from redemption fees	0.00	(e)	0.00	(e)

Net Asset Value, End of Period	$ 10.30		$ 10.03

Total Return (b) (d)	2.82%		0.40%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 45,314		$ 45,870
Ratio of expenses to average net assets,
before reimbursement and waivers (c)(g)	3.01%		3.03%
net of reimbursement and waivers (c)(g)	3.01%	(f)	2.70%
Ratio of net investment loss to average net assets (c)(g)(h)	(1.60)%		(1.56)%
Portfolio turnover rate (d)	48%		52%

__________
(1) The SCA Funds commenced operations on September 8, 2011.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c) Annualized.
(d) Not annualized.
(e) Amount less than $0.01 per share
(f) Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been as follows: 2.82% for the six months ended December 31, 2012.
(g) Does not include the expenses of the other investment companies in which the Fund invests.
(h) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

The SCA Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2012

1.

ORGANIZATION

The SCA Absolute Return Fund and the SCA Directional Fund (the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Funds are registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as non-diversified, open-end management investment companies.  The primary investment objective of the SCA Absolute Return Fund is to seek to generate positive absolute returns with less volatility than traditional equity markets. The primary investment objective of the SCA Directional Fund is to seek returns similar to equities with less volatility than traditional equity markets.   The Funds commenced operations on September 8, 2011.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing

The SCA Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination

The SCA Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

 of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Fund’s assets and liabilities measured at fair value:

SCA Absolute Return Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 10,827,720	-	-	$ 10,827,720
Mutual Funds	14,055,525	-	-	$ 14,055,525
Hedge Fund	-	$ 3,158,314	-	$ 3,158,314
Exchange Traded Funds	6,717,738	-	-	$ 6,717,738
Bonds & Notes*	-	3,555,312	-	$ 3,555,312
Private Note	-	-	2,200,000	$ 2,200,000
Options Purchased	17,360	-	-	$ 17,360
Money Market Fund	8,988,889	-	-	$ 8,988,889
Total	$ 40,607,232	6,713,626	2,200,000	$ 49,520,858

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks*	$ 3,755,808	-	-	$ 3,755,808
Exchange Traded Funds	2,586,243	-	-	$ 2,586,243
Option Contracts Written	10,075	-	-	$ 10,075
Total	$ 6,352,126	-	-	$ 6,352,126

SCA Directional Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 10,135,692	-	-	$ 10,135,692
Mutual Funds	13,880,321	-	-	$ 13,880,321
Hedge Fund	-	$ 2,352,199	-	$ 2,352,199
Exchange Traded Funds	9,089,787	-	-	$ 9,089,787
Bonds & Notes*	-	2,725,065	-	$ 2,725,065
Options Purchased	58,964	-	-	$ 58,964
Money Market Fund	7,329,022	-	-	$ 7,329,022
Total	$ 40,493,786	5,077,264	-	$ 45,571,050

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks*	$ 3,443,695	-	-	$ 3,443,695
Exchange Traded Funds	2,981,059	-	-	$ 2,981,059
Option Contracts Written	48,226	-	-	$ 48,226
Total	$ 6,472,980	-	-	$ 6,472,980

*Please refer to the Portfolio of Investments for industry classifications.

There were no transfers into or out of Level 1 during the current period presented.

It is the Each Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The SCA Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

SCA Absolute Return Fund
	Private Note	Hedge Fund	Total
Beginning Balance	$ 2,200,000	$ 3,025,232	$ 5,225,232
Total realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	-	133,082	133,082
Cost of purchases	-	-	-
Proceeds from sales	-	-	-
Net Transfers in/out of level 3	-	(3,158,314)	(3,158,314)
Ending balance	$ 2,200,000	$ -	$ 2,200,000

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at December 31, 2012 includes:

$ -	$ (25,232)	$ (25,232)

SCA Directional Fund
Hedge Funds
Beginning Balance	$ 1,512,616
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	89,583
Cost of purchases	750,000
Proceeds from sales	-
Net Transfers in/out of level 3	(2,352,199)
Ending balance	$ -

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at December 31, 2012 includes:

$ (12,616)

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 Private Note Investment are (1) review of current assets held by the investment (2) review of the investment’s interest payments to verify that they continue to be received in a timely fashion (3) receipt of the investment’s interim financial statements as of December 31, 2012.  Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a fund invests in, which may make it difficult for that fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Funds will not invest in any structured notes unless Funds’ management believes that the issuer is creditworthy, the Funds do bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer

The SCA Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk.  When the Funds write call options, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio.  If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Derivatives Disclosure –

Fair Values of Derivative Instruments in the Fund as of December 31, 2012:

SCA Absolute Return Fund

Statements of Assets and Liabilities	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value

Interest rate contracts	Investment Securities	$ 17,360	Option Contracts Written	$ 6,944
Equity contracts		-	Option Contracts Written	3,131

		$ 17,360		$ 10,075

The SCA Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

SCA Directional Fund

Statements of Assets and Liabilities	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value

Interest rate contracts	Investment Securities	$ 21,080	Option Contracts Written	$ 8,432
Equity contracts	Investment Securities	37,884	Option Contracts Written	39,794

		$ 58,964		$ 48,226

The effect of Derivative Instruments on the Statements of Operations for the six months ended December 31, 2012:

SCA Absolute Return Fund

Change in
Statement of			Unrealized
Operations		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Interest rate contracts	Net realized gain (loss) on options written/
	Net change in unrealized appreciation (depreciation) on options written	$ 6,145	$ (6,944)

Equity contracts	Net realized gain (loss) on options written/
	Net change in unrealized appreciation (depreciation) on options written	63,019	3,609
Total		$ 69,164	$ (3,335)

SCA Directional Fund

Change in
Statement of			Unrealized
Operations		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Interest rate contracts	Net realized gain (loss) on options written/
	Net change in unrealized appreciation (depreciation) on options written	$ (9,479)	$ (8,432)

Equity contracts	Net realized gain (loss) on options written/
	Net change in unrealized appreciation (depreciation) on options written	100,439	(11,292)
Total		$ 90,960	$ (19,724)

The derivative instruments outstanding as of December 31, 2012 as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial

The SCA Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on the Funds’ 2012 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska State. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Genesis Capital (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.95% of the average daily net assets of each Fund.  For the six months ended December 31, 2012, the Adviser earned advisory fees of $502,970 and $429,264 for the SCA Absolute Return Fund and the SCA Directional Fund, respectively. The Adviser manages a portion of the Funds’ portfolio directly and allocates the remaining balance of the Funds’ assets among the Funds’ sub-advisers.  The Funds’ sub-advisers are Battenkill Capital Management, Coe Capital Management, LLC, Phineus Partners L.P., Seabridge Investment Advisors, Tiburon Capital Management, LLC., and Inflection Partners, LLC   The Adviser pays each sub-adviser a portion of its advisory fee.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend and interest expense on securities sold short, expenses of investing in Underlying Funds, or extraordinary expenses such as litigation) at

The SCA Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

least until July 31, 2013, so that the total annual operating expenses of the Funds do not exceed 2.95% for SCA Absolute Return Fund and 2.95% for SCA Directional Fund’s average daily net assets.  Waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.

Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Funds, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of each Fund for such distribution and shareholder service activities.  For the six months ended December 31, 2012, the Funds incurred distribution fees of $64,483 and $55,034 for SCA Absolute Return Fund and SCA Directional Fund, respectively.

Trustees – Effective April 1, 2012, with the approval of the Board, each Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. Previously, each Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. Each Fund also pays the chairperson of the Audit Committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended December 31 2012, amounted to:

Fund	Purchases	Sales
SCA Absolute Return Fund	$ 25,919,539	$ 32,642,859
SCA Directional Fund	$ 17,666,996	$ 20,040,416

The SCA Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

5.           OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Funds during the six months ended December 31, 2012, were as follows:

	SCA Absolute Return Fund
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	1,206	$ 55,143
Options written	9,305	1,063,786
Options closed	(5,388)	(943,408)
Options exercised	(455)	(16,170)
Options expired	(4,325)	(132,018)
Options outstanding, end of period	343	$ 27,333

	SCA Directional Fund
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	1,228	$ 53,534
Options written	10,808	1,188,105
Options closed	(5,583)	(999,116)
Options exercised	(1,001)	(41,772)
Options expired	(5,084)	(151,147)
Options outstanding, end of period	368	$ 49,604

6.           REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the six months ended December 31, 2012, SCA Absolute Return Fund and SCA Directional Fund assessed $198 and $0, respectively, in redemption fees.

7.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended June 30, 2012 was as follows:

As of June 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The SCA Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

The difference between book basis and tax basis unrealized appreciation, accumulated net investment loss and accumulated net realized loss is primarily attributable to the tax deferral of losses on wash sales, constructive sales of securities held short and straddles, mark-to-market on passive foreign investment companies and adjustments for real estate investment trusts, and return of capital distributions.

Late year losses incurred after December 31 within the fiscal period are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
SCA Absolute Return Fund	$ 392,328
SCA Directional Fund	255,053

Capital losses incurred after October 31 within the fiscal period are deemed to arise on the first business day of the following fiscal year for tax purposes.  The following Fund incurred and elected to defer such capital losses as follows:

Capital
Losses
SCA Absolute Return Fund	$ 58,113
SCA Directional Fund	-

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency gains/ (losses), net operating losses and short-term gains, the reversal of organizational expenses, adjustments related to real estate investment trusts, and adjustments for the capitalization of in lieu dividend payments made in connection with short sales of stock that have not been held open for more than 45 days resulted in reclassification for the period ended June 30, 2012 as follows:

	Paid in	Accumulated Net	Accumulated Net Realized Loss on Investments
	Capital	Investment loss	and Foreign Currency Transactions
SCA Absolute Return Fund	$ (30,608)	$ 33,331	$ (2,723)
SCA Directional Fund	(22,828)	202,740	(179,912)

8.

NEW ACCOUNTING PRONOUNCEMENT

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these disclosures may have on the Funds’ financial statements.

9.

SUBSEQUENT EVENTS

At a meeting of the Board held on February 7, 2013, the investment adviser to the SCA Absolute Return Fund and SCA Directional Fund (each a “Fund” and collectively referred to as the “Funds”) notified the Board that Battenkill Capital Management, Inc. (“Battenkill”) is no longer managing any portion of the assets of the Funds, and the Funds’ investment adviser does not expect to allocate any of the Funds’ assets to Battenkill to manage in the future.

The SCA Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

The SCA Funds

DISCLOSURE OF FUND EXPENSES (Unaudited)

December 31, 2012

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/1/12)	Ending Account Value (12/31/12)	Annualized Expense Ratio	Expenses Paid During the Period* (7/1/12 to 12/31/12)
Actual
SCA Absolute Return Fund	$1,000.00	$1,015.00	2.91%	$14.78
SCA Directional Fund	$1,000.00	$1,028.20	3.01%	$15.39
Hypothetical (5% return before expenses)
SCA Absolute Return Fund	$1,000.00	$1,010.54	2.91%	$14.75
SCA Directional Fund	$1,000.00	$1,010.03	3.01%	$15.25

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the period ended December 31, 2012).

PORTFOLIO COMPOSITION* (Unaudited)

SCA ABSOLUTE RETURN FUND		SCA DIRECTIONAL FUND
Mutual Funds	32.6%	Mutual Funds	35.5%
Common Stocks, Net	16.4%	Common Stocks, Net	17.1%
Exchange Traded Funds, Net	9.6%	Exchange Traded Funds, Net	15.6%
Bonds & Notes	8.2%	Bonds & Notes	7.0%
Hedge Fund	7.3%	Hedge Fund	6.0%
Private Note	5.1%	Options, Net	0.0%
Options, Net	0.0%	Short-Term Investments	18.8%
Short-Term Investments	20.8%		100.0%
	100.0%

*Based on Portfolio Market Value as of December 31, 2012.

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT*

In connection with a regular meeting held on March 23, 2011, the Board of Trustees (the "Board") of the Northern Lights Fund Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the approval of an investment advisory agreement (the "Advisory Agreement") between Genesis Capital, LLC (the "Adviser") and the Trust, on behalf of the SCA Absolute Return Fund (“SCA Absolute”) and SCA Directional Fund (“SCA Directional”) (each a “Fund” and collectively the “Funds”).  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

In its consideration of the renewal of the Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreements included the following:

Nature, Extent and Quality of Services.   A presentation was given by representatives of the Adviser regarding the Funds’ investment objective and investment strategies.  The Trustees then discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its Fund management personnel. The Board then considered financial information about the firm provided by the Adviser. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Funds have not yet commenced operations, the Trustees could not consider investment performance of the Funds.  The Trustees considered the Adviser’s past performance with existing clients. The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.95% annual advisory fee based on the average net assets of each Fund.  The Trustees concluded that the Funds’ advisory fees as well as its overall expense ratio, were reasonable in light of the quantity of the services the Funds’ expect to receive from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds, whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Funds for the initial two years of the Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. They also considered the profits to be realized by the Adviser from other activities related to the Funds and noted the Adviser did not anticipate receiving any such profits or fees. The Trustees concluded that because of each the Fund’s expense limitation agreement and the expected asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Funds would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT SUB-ADVISORY AGREEMENT*

In connection with a regular meeting held on December 14, 2011, the Board, including a majority of the Independent Trustees, also considered the approval of sub-advisory agreements (the “Sub-Advisory Agreements”) between Battenkill Capital Management (“Battenkill”), Coe Capital Management (“Coe”), Phineus Partners, LP (“Phineus”), SeaBridge Investment Advisors, LLC (“SeaBridge”) and Tiburon Capital Management, LLC (“Tiburon”) (each a “Sub-Adviser” and collectively the “Sub-Advisers”) and the Trust, on behalf of Funds.  In considering the Sub-Advisory Agreements, the Board received materials specifically relating to the Sub-Advisory Agreements from the Sub-Advisers.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of each Sub-Adviser’s operations, the quality of it compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that each Sub-Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Funds had only recently commenced operations, the Trustees concluded that the Funds investment performance was not a significant factor to their deliberations.   However, the Board, including the Independent Trustees, considered each Sub-Adviser’s past performance with its separately managed accounts. The Board concluded that each Sub-Adviser has the potential to deliver favorable performance.

Fees and Expenses.  The Board then discussed the proposed fees to be paid by Adviser to each Sub-Adviser and considered the fees charged by each Sub-Adviser for its separately managed accounts. The Board concluded that each Fund’s sub-advisory fees, were reasonable.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of each Fund for the initial two years of the Sub-Advisory Agreements, economies of scale was not a relevant consideration.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by each Sub-Adviser in connection with the operation of each Fund, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Sub-Advisers from other activities related to the Fund.  The Trustees concluded that because of each Fund’s expected asset levels, they were satisfied that each Sub-Adviser’s level of profitability from its relationship with each Fund would not be excessive.

Conclusion.   In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved each Sub-Advisory Agreement.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-282-1100 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-282-1100

Investment Adviser

Genesis Capital, LLC

7191 Wagner Way NW, Suite 302

Gig Harbor, WA 98335

Administrator

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/7/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/7/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/7/13